UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-229783-05

Central Index Key Number of the issuing entity: 0001835747

Mercedes-Benz Auto Lease Trust 2021-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-229783

Central Index Key Number of the depositor: 0001537805

Mercedes-Benz Trust Leasing LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540252

Mercedes-Benz Financial Services USA LLC

(Exact name of sponsor as specified in its charter)

Steven C. Poling, Esq. (248) 991-6632

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Auto Lease Trust 2021-A
(Issuing Entity)

Date: September 21, 2022	By:	Mercedes-Benz Financial Services USA LLC
(Servicer)

/s/ Christopher Trainor
	Name:	Christopher Trainor
	Title:	Vice President